Plumb Equity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Biotechnology - 1.2%
Vertex Pharmaceuticals, Inc.(a)	750	$351,540

Broadline Retail - 6.6%
Amazon.com, Inc.(a)	3,500	676,375
MercadoLibre, Inc.(a)	750	1,232,550
		1,908,925

Commercial Services & Supplies - 8.8%
Copart, Inc.(a)	19,500	1,056,120
Montrose Environmental Group, Inc.(a)	13,000	579,280
VSE Corp.	10,000	882,800
		2,518,200

Consumer Finance - 2.8%
American Express Co.	3,500	810,425

Energy Equipment & Services - 2.6%
Schlumberger NV	16,000	754,880

Financial Services - 15.9%
Corpay, Inc.(a)	1,500	399,615
Fiserv, Inc.(a)	3,000	447,120
Mastercard, Inc. - Class A	2,300	1,014,668
Toast, Inc. - Class A(a)	34,518	889,529
Visa, Inc. - Class A	4,000	1,049,880
WEX, Inc.(a)	4,250	752,845
		4,553,657

Health Care Equipment & Supplies - 4.2%
Intuitive Surgical, Inc.(a)	2,700	1,201,095

Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A	8,750	1,593,812

Oil, Gas & Consumable Fuels - 2.3%
Phillips 66	4,600	649,382

Personal Care Products - 5.9%
elf Beauty, Inc.(a)	8,000	1,685,760

Pharmaceuticals - 8.5%
Eli Lilly & Co.	1,200	1,086,456
Novo Nordisk AS - ADR	9,500	1,356,030
		2,442,486

Semiconductors & Semiconductor Equipment - 15.4%
Advanced Micro Devices, Inc.(a)	6,500	1,054,365
Microchip Technology, Inc.	7,000	640,500
NVIDIA Corp.	22,000	2,717,880
		4,412,745

Software - 16.0%
Adobe, Inc.(a)	2,200	1,222,188
Autodesk, Inc.(a)	4,300	1,064,035
Cadence Design Systems, Inc.(a)	1,500	461,625
Microsoft Corp.	2,750	1,229,113
Synopsys, Inc.(a)	1,038	617,672
		4,594,633

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	4,750	1,000,445
TOTAL COMMON STOCKS (Cost $12,915,879)		28,477,985

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Government Obligations Fund - Class X, 5.23%(b)	226,430	226,430
TOTAL SHORT-TERM INVESTMENTS (Cost $226,430)		226,430

TOTAL INVESTMENTS - 100.1% (Cost $13,142,309)		$28,704,415
Liabilities in Excess of Other Assets - (0.1)%		(35,923)
TOTAL NET ASSETS - 100.0%		$28,668,492

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	28,477,985	–	–	28,477,985
Money Market Funds	226,430	–	–	226,430
Total Investments	28,704,415	–	–	28,704,415

Refer to the Schedule of Investments for additional information.